Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Supplemental Cash Flow Information [Abstract]
Net loss of discontinued operations	$ 910	$ 91,028	$ 270,794
Depreciation and amortization	53,300	49,205	49,441
Impairment of auction rate securities	0	407	6,914
Impairment of UBS put	0	6,696	6,889
Loss on extinguishment of debt	8,136	0	0
Provision for doubtful accounts	1,055	1,863	845
Stock-based compensation expense	26,821	35,539	38,575
Excess tax benefits from stock award plans	(847)	(815)	0
Operating asset write-downs	270	334	650
Deferred income taxes	32,962	40,454	(53,962)
Net realized gains on sale of investments	(24,414)	(23,810)	(10,760)
Equity in losses of unconsolidated affiliates, net of tax	(64)	20	6
Provision for inventory reserves	658	2,304	2,509
Losses on derivative financial instruments	896	5,863	14,709
Other non-cash items, net	(1,772)	(821)	1,328
Net non-cash operating items—continuing operations	97,911	208,267	327,938
Accrued but unpaid purchases of property and equipment	832	1,047	642
Inventory transfers to property and equipment	637	874	621
Liabilities for contingent consideration in business combinations	42,404	3,424	0
Stock options exercised, proceeds received subsequent to period end	383	65	0
Purchases under supplier financing arrangements	1,090	1,859	0
Cash paid during the year for interest—continuing operations	29,227	21,053	24,705
Cash paid during the year for income taxes—continuing operations	$ 17,003	$ 8,578	$ 11,841